Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of presentation
The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs. For controlled subsidiaries that are not wholly-owned, the noncontrolling interests are included in Net income and Total equity. All inter-company transactions and balances have been eliminated.
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for loan principal and financing service fee receivables, allowance for finance lease receivables, allowance for contract assets, allowance for other assets, incremental borrowing rates for lease liabilities, share-based compensation, impairment of equity investment, valuation allowance for deferred tax assets, uncertain tax positions, estimate of variable considerations of revenue recognition, estimate of risk assurance liabilities, fair value of guarantee liabilities and fair value of investments. Actual results could differ from these estimates.
Revenue recognition
The Company generates revenues primarily by providing borrowers with merchandise and cash installment credit services, credit facilitation services, transaction services, automobile financing services, and
e-commerce
sales.
Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax. The Company determines revenue recognition through the following steps:

•	Identify the contract(s) with a customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue when (or as) the entity satisfies a performance obligation.
Credit facilitation
The Company entered into credit facilitation arrangements with various Funding Partners. The Company: (i) matches borrowers with the Funding Partners which directly fund the credit drawdowns to the borrowers and (ii) provides post-origination services, such as short messaging reminder services throughout the term of the loans. For each successful match, the Company receives a recurring service fee throughout the term of the loans. When borrowers make instalment repayments directly to the Funding Partners, the Funding Partners will then remit the recurring service fees to the Company on a periodic basis. In addition, the Company provides a guarantee on the principal and accrued interest repayments of the defaulted loans to the Funding Partners.
The Company considers the loan facilitation service, post-origination services and guarantee service as separate services, of which the guarantee service and the post origination service is accounted for in accordance with ASC 815,
Derivatives and Hedging
, (“ASC 815”), ASC 460,
Guarantees
, (“ASC 460”) (refer to “Guarantee liabilities” and “Risk Assurance Liabilities” for additional information) and ASC 860,
Transfers and servicing of financial assets
, respectively (“ASC 860”).
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price allocated to loan facilitation income and post-origination services includes variable consideration which is contingent on the borrower making timely repayments. The amount of variable consideration is limited to the amount that is probable not to be reversed in future periods. Management estimated the variable consideration using the expected value method, based on historical defaults, current and forecasted borrower repayment trends and assessed whether variable consideration should be constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis as at contract inception.
The Company first allocates the transaction price to the guarantee liabilities or risk assurance liabilities. The remaining transaction price is then allocated to the loan facilitation services and post-origination services on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and post-origination services because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgement. The Company estimates the standalone selling price of the loan facilitation and post-origination services using the expected cost plus a margin approach.
Revenues from loan facilitation services are recognized when the Company matches borrowers with the Funding Partners and the funds are provided to the borrower. Additionally, revenues from post-origination services are recognized evenly over the term of the loans as the services are performed.
Vehicle sales with guarantee
The Company sells vehicles to buyers and provides loan facilitation services to Funding Partners who provides financing to the vehicle buyers. The buyer obtains control of the vehicle when the buyer physically possesses the vehicle and when the Company receives cash consideration for the vehicle from the buyer. The Company will receive recurring service fees from the Funding Partners for its loan facilitation services and post-origination services throughout the term of the loan. In addition, the Company provides a guarantee on the principal and accrued interest repayments of the defaulted loans to the Funding Partners.
For vehicle sales, the Company determines the buyer to be its customer. The transaction price for the vehicle sale is the amount of consideration the Company receives from the buyer for the sale of the vehicle, net of value-added tax. The Company is the principal in the vehicle sale transaction and sales income is recognized on a gross basis when the title of the vehicle is transferred to the buyer.
For the loan facilitation services, the Company determines both the Funding Partners and the buyer to be its customers. The Company considers the loan facilitation service, post-origination services and guarantee service as separate services, of which the guarantee service and the post origination service is accounted for in accordance with ASC 815 and ASC 860, respectively.
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price of loan facilitation services includes variable service fees which are contingent on the borrower making timely repayments. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. As a result, the estimation of variable consideration involves significant judgement. The Company makes the assessment of whether the estimate of variable consideration is constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis as at contract inception.
The Company first allocates the transaction price to the guarantee liabilities at fair value in accordance with ASC 815. The remaining transaction price is then allocated to the loan facilitation services and post-origination services on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and post-origination services because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgement. The Company estimates the standalone selling price of the loan facilitation and post-origination services using the expected cost plus a margin approach.
Revenues from loan facilitation services are recognized when the Company provides loan facilitation services to Funding Partners and the buyer. Additionally, revenues from post-origination services are recognized evenly over the term of the loans as the services are performed.
E-commerce
sales
The Company recognizes revenue from product sales through its
e-commerce
platform. The Company’s single performance obligation is to sell products to customers. The Company is the principal and records revenue on a gross basis as it controls the products before transfer to the customers. Revenue is measured based on the amount of consideration the Company expects to receive reduced by value-added tax, discounts and estimates for product returns. Product returns are estimated using the expected value method based on historical return patterns. Revenues are recognized at a point in time when the products are accepted by the customers. As of December 31, 2019 and 2020, estimated product returns were not material.
Transaction services fee
The Company entered into credit transaction arrangements with certain Funding Partners. The Company refers borrowers to the Funding Partners which directly fund the credit drawdowns to the borrowers and provides post-origination
services, such as short messaging reminder services throughout the term of the loans. For each successful transaction, the Company typically receives a pre-agreed
recurring service fee throughout the term of the loans. When borrowers make installment repayments directly to the Funding Partners, the Funding Partners will remit the recurring transaction services fees to the Company on a periodic basis.
The referral services are considered to be the performance obligations in the arrangement. The transaction price is the amount of consideration to which the Company expects to be entitled to in exchange for transferring the promised service to the customer, net of value-added tax. The transaction price allocated to the referral services and post origination services includes variable service fees which are contingent on the borrower making timely repayments to the Funding Partners. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted borrower repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. The Company will update its estimate of the variable consideration at the end of each reporting period. The estimation of variable consideration (including the amount of variable consideration constrained) involves significant judgement. Revenues from transaction services are recognized when the Company successfully refers the borrower to the Funding Partner and the Funding Partner provides the funds to the borrower. Revenues from post-origination services are recognized evenly over the term of the loans as the services are performed.
Financing income
Borrowers can withdraw cash (“cash installment credit services”) or purchase products (e.g. personal consumer electronics) (“merchandise installment credit services”) up to their approved credit limit and elect the installment repayment period, ranging from one to eighteen installments repayment period (either weekly or monthly) through the Company’s application (collectively “financing platform”) or via borrowers’ Alipay accounts. The Company charges financing service fees for facilitating the financing and managing the financing platform. The financing service fees are recorded as financing income in the consolidated statement of comprehensive income in accordance with ASC 310
Receivables
(ASC 310) using the effective interest method.

Incentives are provided to certain borrowers and can only be applied as a reduction to the borrower’s repayments and cannot be withdrawn by the borrowers in cash. These incentives are recorded as a reduction in financing service fees using the effective interest method.
Sales commission fees
In addition to financing income, the Company earns a margin from its merchandise installment credit services on the products purchased from suppliers on behalf of the borrowers. The margin earned is fixed based on the retail sales price without considering the financing terms chosen by the borrower.
Sales commission fees are recognized and recorded net of the related cost on delivery date, as the Company is an agent and arranges for the goods to be provided by the suppliers.
Penalty fee
The Company charges borrowers and lessees penalty fee for late installment payments. The penalty fee is calculated based on the number of overdue days of unpaid outstanding balance of loan principals and lease receivables at the applicable late payment rate. The penalty fee is recognized on a cash basis, which coincides with the penalty fee being probable not to be reversed.
Cost of goods sold
Cost of goods sold primarily consists of the purchase price of products, packaging material and product delivery costs.
Lease
Sales-type leases – Lessor under ASC 842
The Company purchases cars from car dealers and leases them to car buyers. Each car buyer is required to make a down payment and pay installments throughout the term of the lease. The lease agreements include lease payments that are largely fixed, do not contain residual value guarantees or variable lease payments. The lease terms are based on the non-cancellable
term of the lease and the buyer may have options to terminate the lease in advance when meets certain conditions. The buyer obtains control of the car when the buyer physically possesses the car and when the Company receives cash consideration for the car from the buyer.
A lease arrangement that transfers substantially all of the benefits and risks incident to the ownership of property and that give rise to a dealer’s profit or loss is classified as a sales-type lease. For sales-type leases, when collectability is probable at lease commencement, the Company derecognizes the underlying asset and recognizes the net investment in the lease which is the sum of the lease receivable and the unguaranteed residual asset and recognizes in net income any selling profit or loss. Initial direct costs are expensed, at the commencement date, if the fair value of the underlying asset is different from its carrying amount. Interest income is recognized in financing income over the lease term using the interest method.
Sales-type lease under ASC 840
Before January 1, 2019, the Company determines the classification of the lease in accordance with ASC 840,
Leases
. A lease arrangement that transfers substantially all of the benefits and risks incident to the ownership of property and that give rise to a dealer’s profit or loss is classified as a sales-type lease. The sales income recognized is the present value of the minimum lease payments computed at the interest rate implicit in the lease, and sales income is recognized on gross basis, as the Company acts as the principal in the transaction. The Company’s net investment in a sales-type lease consists of the gross investment minus the unearned income. The unearned income on a sales-type lease is subsequently amortized to financing income over the lease term using the interest method.
Operating Leases – Lessee under ASC 842
The Company has operating leases for certain office rentals as a lessee. At inception of a contract, the Company determines whether that contract is, or contains a lease. For each lease arrangement identified, the Company determines its classification as an operating or finance lease.
The Company records a lease liability and corresponding operating lease right-of-use
(“ROU”) asset at lease commencement. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The discount rate is determined using the Company’s incremental borrowing rate at lease commencement since the rate implicit in the lease is not readily determinable. The incremental borrowing rate is the rate of interest that the Company could borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. The weighted average discount rate as of December 31, 2020 is
3.20
%.
ROU asset represents the right to use an underlying asset for the lease term and are recognized in an amount equal to the lease liability adjusted for any lease payments made prior to commencement date, less any lease incentives received, and any initial direct costs incurred by the Company. The weighted average remaining lease term as of December 31, 2020 is

50
months. Lease terms are based on the
non-cancellable
term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option, however none of these have been recognized in the Company’s right-of-use
assets or lease liabilities since those options were not reasonably certain to be exercised.
Besides, operating lease expense is recognized as a single lease cost on a straight-line basis over the lease term and is included in general and administrative expenses, on the consolidated statements of comprehensive income. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities.

Operating leases under ASC 840
Before January 1, 2019, leases where the Company is the lessee, and substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.
Land lease right of use asset
All land in the PRC is owned by the PRC government. The PRC government may sell land use rights for a specified period of time. Land use rights represent operating leases in accordance with ASC 842,
Leases
(ASC 842). The purchase price of land use rights represents lease prepayments to the PRC government and is recorded as an operating lease right-of-use
(“ROU”) asset on the consolidated balance sheet. The ROU asset is amortized over the remaining lease term –
37
years.
Foreign currency translation and transactions
The functional currency of the Company, and the subsidiaries in the Cayman Islands, British Virgin Islands and Hong Kong is US$. The Company’s subsidiaries, VIEs, and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Company uses RMB as its reporting currency. The financial statements of the Company, and the subsidiaries in the Cayman Islands, British Virgin Islands and Hong Kong are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive loss, as a component of shareholders’ equity. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.
Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income during the period or year in which they occur.
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash and cash equivalents
Restricted cash are cash and cash equivalents that are not readily available for normal disbursement and mainly represents (i) cash held by the consolidated trusts through segregated bank accounts; and (ii) security deposits held in designated bank accounts for the provision of guarantee. Such restricted cash is not available to fund the general liquidity needs of the Company.
Time deposits
Time deposits with financial institutions have original maturities of three to twelve months and are pledged for short-term bank borrowings.
Short-term investments
Short-term investments consist of wealth management products issued by banks or trust companies. These wealth management products are highly liquid investments with original maturities of less than twelve months. The Company measures its short-term investments at fair value. The realized investment income and changes in fair value are recognized in interest and investment income in the consolidated statements of comprehensive income.
Guarantee deposits
In the ordinary course of business, the Company is required to guarantee the recoverability of the loan principal and interest for loans originated by the Company that are transferred to certain Funding Partners, and the recoverability of loans directly funded by certain Funding Partners. As a result, the Company may provide a cash deposit to the respective Funding Partners. The cash deposits are released only after the loan principal and interest are settled. Guarantee deposits represent cash that cannot be withdrawn without the permission of the Funding Partners. These guarantee deposits qualify as compensating balance arrangements under SEC Regulation S-X Rule
5-02
and are classified as current assets in the consolidated balance sheets.
Loan principal and financing service fee receivables
Loan principal and financing service fee receivables represent payments due from borrowers that utilize the Company’s credit services. Loan principal and financing service fee receivables are recorded at amortized cost, net of allowance for loan principal and financing service fee receivables. Deferred origination costs are netted against revenue and amortized over the financing term using the effective interest method.
Allowance for loan principal and financing service fee receivables
The Company considers the loans to be homogenous as they are all unsecured consumer loans of similar principal amounts. The profiles of the borrowers are also similar i.e. age, credit histories and employment status.
The allowance for loan principal and financing service fee receivables losses is calculated based on historical loss experience with the entire loan portfolio, using a roll rate-based model. The roll rate-based model stratifies the loan principal and financing service fee receivables by delinquency stages (i.e., current,
1-30
days past due, and
31-60
days past due, etc.) and projected forward in
one-month
increments using historical roll rates. In each month of the simulation, losses on the loan principal and financing service fee receivables types are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a monthly rolling basis. The loss rate calculated for each delinquency stage is then applied to the respective loan principal and service fees balance.
Prior to January 1, 2020, the Company applies a consistent credit risk management framework to the entire portfolio of loans in accordance with ASC 450-20, Loss Contingencies (“ASC 450-20”) and adjusts the allowance that is determined by the roll rate-based model for various qualitative factors. These factors may include gross-domestic product rates, per capita disposable income, consumer price indexes, regulatory impact and other considerations. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.
Subsequent to January 1, 2020, the Company applies a consistent credit risk management framework to the entire portfolio of loans in accordance with Accounting Standards Update (“ASU”) No. 2016-13,
Financial instruments – Credit Losses
(Topic 326):
Measurement of Credit Losses on Financial Instruments
(“ASC 326”) and adjusts the allowance that is determined by the roll rate-based model for various qualitative factors that reflect current conditions and reasonable and supportable forecasts of future economic conditions. These factors may include gross-domestic product rates, consumer price indexes, per capita consumption expenditure and other considerations. The Company analyzes a combination of qualitative factors to the change in roll rate using a regression model. Factors that had a strong correlation and economic and commercial significance were selected for the model.
For all the years presented, loan principal and financing service fee receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determined the balance to be uncollectable. In general, the Company considers loan principal and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off:
(i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) loans that are 180 days past due.
Nonaccrual loan principal
The Company does not accrue financing service fee on loan principals that are considered impaired or are more than 90 days past due. Prior to January 1, 2020, a corresponding allowance is determined under ASC 450-20. Subsequent to January 1, 2020, a corresponding allowance is determined under ASC 326. After an impaired financing service fee receivable is placed on nonaccrual status, financing service fee will be recognized when cash is received on a cash basis cost recovery method by applying first to reduce principal and then to financing income thereafter. Financing service fee accrued but not received is generally reversed against financing income. Financing service fee receivables may be returned to accrual status after all of the borrower’s delinquent balances of loan principal and financing service fee have been settled and the borrower remains current for an appropriate period.

Finance lease receivables
Finance lease receivables are carried at amortized cost comprising of original financing lease and direct costs, net of unearned income and allowance for finance lease receivables.
Allowance for finance lease receivables
The Company considers the finance lease receivables to be homogenous as they are all automotive finance lease receivables collateralized by vehicle titles of similar principal amounts.
The allowance for finance lease receivables is calculated based on historical loss experience using probability of default (PD) and loss given default (LGD) methods. The Company stratifies PD and LGD by the recovered rate under different scenarios (i.e. cash collection, repossessing the leased vehicle or non-recovery),
and calculates allowance balance by timing exposure at default under each scenario. This process is repeated on a monthly basis. LGD is projected based on historical experience of actual loss and considered proceeds from recovery of the repossessed assets.
Prior to January 1, 2020, the Company applies a consistent credit risk management framework to the entire portfolio of finance lease receivables in accordance with ASC 450-20 and adjusts the allowance that is determined by the PD and LGD methods for various qualitative factors. These factors may include gross-domestic product rates, per capita disposable income, consumer price indexes, regulatory impact and other considerations. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.
Subsequent to January 1, 2020 the Company applies a consistent credit risk management framework to the entire portfolio of finance lease receivables in accordance with ASC 326 and adjusts the allowance that is determined by the PD and LGD methods for various qualitative factors that reflect reasonable and supportable forecasts of future economic conditions. These factors may include gross-domestic product rates, consumer price indexes, per capita consumption expenditure and other considerations. The Company analyzes a combination of qualitative factors to the change in roll rate using a regression model. Factors that had a strong correlation and economic and commercial significance were selected for the model.
For all the years presented, finance lease receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determined the balance to be uncollectable. In general, the Company considers finance fee receivables meeting any of the following conditions as uncollectable and charged-off:
(i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) all finance lease receivables that are 180 days past due are therefore deemed uncollectible and charged-off;
(iv) the vehicle is repossessed.
Nonaccrual finance lease receivables
A finance lease receivable is considered impaired when the lease receivables are more than 90 days past due, or when it is probable that the Company will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying financing lease agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether finance lease receivables are impaired. The Company does not accrue financing lease income on net investment of finance lease receivables that are considered impaired. Prior to January 1, 2020, a corresponding allowance is determined under ASC 450-20. Subsequent to January 1, 2020, a corresponding allowance is determined under ASC 326. Accrual of financing lease income is suspended on accounts that are impaired, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual
finance lease receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded to principal. Interest accrual resumes once an account has received payments bringing the impaired status to current.

Contract Assets and Account Receivables
Contract assets represent the Company’s right to consideration in exchange for loan facilitation business and transaction services business that the Company has transferred to the customer before payment is due. Account receivables represent the considerations for which the Company has satisfied its performance obligations and has the unconditional right to consideration. Prior to January 1, 2020, the Company assesses contract assets and account receivables for impairment in accordance with ASC 310. Subsequent to January 1, 2020, the Company assesses contract assets and accounts receivables for impairment in accordance with ASC 326.
Contract assets as of December 31, 2019 and 2020 were RMB 3,015,511,191 and RMB 115,906,273 (US$ 17,763,414) respectively, net of allowance of RMB nil and RMB 118,952 (US$ 18,230), respectively. Account receivables were RMB 190,296,539 and RMB 111,037,030 (US$ 17,017,169) as of December 31, 2019 and 2020 respectively, which is repayments the borrowers made directly to the Funding Partners and remitted to the Company on a periodic basis. The remaining unsatisfied performance obligations as of December 31, 2019 and 2020, pertaining to post-origination services amounted to RMB 180,436,296 and RMB 9,154,611 (US$ 1,403,005),
respectively. The remaining unsatisfied performance obligations will be recognized over the next two years.
Long-term investments
Long-term investments represent equity investments in privately-held companies without a readily determinable fair value. The Company elected to measure equity securities without a readily determinable fair value that do not qualify for the net asset value practical expedient using the measurement alternative. Under the measurement alternative, the equity securities are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Equity securities accounted for using the measurement alternative are subject to periodic impairment reviews.
As of December 31, 2019 and 2020, no material adjustments were made to the carrying amount because of observable price changes and impairment charges.

Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined using the specific identification method for the vehicle sales business. Cost is determined using the average cost method for the
e-commerce
business.
Borrowings
The borrowings from banks and the Company’s consolidated trusts’ payables to the third party beneficiary are initially recognized equaling to the cash received from the beneficiary and measured subsequently at amortized cost using the effective interest method.
Guarantee liabilities
As part of the Company’s cooperation with various Funding Partners, the Company provides guarantee on the principal and accrued interest repayment of the defaulted loans to the Funding Partners, even if the loans are subsequently sold by the Funding Partners.
The financial guarantee is accounted for as a credit derivative under ASC 815 because the scope exemption in ASC
815-10-15-58(c)
is not met. The guarantee liabilities are remeasured at each reporting period. The change in fair value of the guarantee liabilities is recorded as changes in guarantee liabilities in the consolidated statements of comprehensive income. When the Company settles the guarantee liabilities through performance of the guarantee by making requisite payments on the respective defaulted loans, the Company records a corresponding deduction to the guarantee liabilities. Subsequent collection from the borrower through the Funding Partners will be recognized as a reversal of the deduction to guarantee liabilities.
Risk assurance liabilities
In April 2019, the Company and various Funding Partners entered into contracts to provide risk assurance on the principal and accrued interest repayment of loans facilitated through the platform the Company operates. The risk assurance liability is exempted from being accounted for as a derivative in accordance with ASC
815-10-15-58.
The risk assurance liability consists of two components. The Company’s obligation to stand ready to make delinquent payments over the term of the arrangement (the non-contingent
aspect) is accounted for in accordance with ASC 460. At inception, the Company recognizes the non-contingent aspect of the risk assurance liability at fair value, which considers the premium required by a third-party market participant to issue the same risk assurance in a standalone transaction.
Prior to January 1, 2020, the release of the
non-contingent
aspect of the risk assurance liability is recognized in earnings as a reduction of changes in guarantee liabilities and risk assurance liabilities. The contingent obligation relating to the contingent loss arising from the arrangement is accounted for in accordance with ASC 450,
Contingencies
. The contingent loss arising from the obligation to make future payments is recognized when borrower default is probable, and the amount of loss is estimable. The contingent loss is calculated based on the expected future payouts, adjusted for various qualitative factors. These factors may include gross-domestic product rates, per capita disposable income, consumer price indexes, regulatory impact and other considerations.
Subsequent to January 1, 2020, the non-contingent aspect of the risk assurance liability is subsequently recognized as guarantee income over the term of the arrangement as the Company is released from the stand ready obligation based on the borrower’s repayment of the loan principal. The contingent liability relating to the expected credit losses arising from the contingent aspect of the risk assurance liability is initially measured under a current expected credit losses model. The subsequent changes in the contingent aspect of the risk assurance liability is adjusted through earnings as changes in guarantee liabilities and risk assurance liabilities. The contingent loss is calculated based on the expected future payouts, adjusted for various qualitative factors that reflect current conditions and reasonable and supportable forecasts of future economic conditions. These factors may include gross-domestic product rates, consumer price indexes, per capita consumption expenditure and other considerations. The Company analyzes a combination of qualitative factors to the change in roll rate using a regression model. Factors that had a strong correlation and economic and commercial significance were selected for the model.
Treasury shares
The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares at market price is recorded in the treasury shares account on the consolidated balance sheets. Differences between the resale price and repurchase cost of the treasury shares is reflected in additional paid-in capital.
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual
Office and electronic equipment	3-5 years	Nil%-5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil%
Costs associated with the repair and maintenance of property and equipment are expensed as incurred. Construction in progress represents building construction costs, which is stated at cost and is not depreciated.
Property and equipment mainly consists of construction in progress and leasehold improvements. As of December 31, 2019, construction in progress and leasehold improvements were RMB77 million and RMB12 million, respectively. As of December 31, 2020, construction in progress and leasehold improvements were RMB275 million (US$42 million) and RMB22 million (US$3 million), respectively.
As of December 31, 2019 and 2020, accumulated depreciation was RMB16 million and RMB24 million (US$4 million), respectively.
Depreciation expense, for the years ended December 31, 2018, 2019 and 2020, was RMB 6 million, RMB 7 million and RMB 9 million (US$ 1 million), respectively.
Intangible assets
Intangible assets represent purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, most of which varies from
1-10
years.
Research and development
Research and development expenses are primarily incurred in the development of new services, new features and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services.No research and development costs were capitalized for all years presented as the Company has not met all of the necessary capitalization requirements.
Impairment of long-lived assets and intangible assets with definite lives
Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360
Property, Plant and Equipment
. The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020, respectively.
Employee defined contribution plan
Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing

fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred, was

RMB
71,413,352
, RMB
42,724,802
and RMB
30,138,113
(US$
4,618,868
) for the years ended December
31
,
2018
,
2019
and
2020
, respectively.
Advertising costs
Advertising costs are expensed as incurred in accordance with ASC
720-35,
Other Expense-Advertising costs
. Advertising costs were RMB 9,994,935, RMB 85,928,890 and RMB 153,327,392 (US$ 23,498,451) for the years ended December 31, 2018, 2019 and 2020, respectively. Advertising costs are included in sales and marketing expenses in the consolidated statements of comprehensive income.
Government grants
Government grants include cash subsidies received by the Company’s entities in the PRC from local governments as incentives for investing in certain local districts and contributions to technology development and are typically granted based on the amount of investment made by the Company in the form of registered capital or taxable income generated by the Company in these local districts. Such grants allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The local governments have sole discretion as to whether the Company met all of the criteria to be entitled to the subsidies.
Government grants are recognized when the entity will comply with the conditions attached to the grant received and there is reasonable assurance that the grant will be received or already received.
Value added taxes
Hunan Qudian Technology Development Co., Ltd., Xiamen Youdun Technology Co., Ltd.
,
and Xiamen Youqi Technology Co., Ltd. are small-scale VAT taxpayers with an applicable VAT rate of 3%. The other subsidiaries of the VIEs are all general VAT taxpayers (applicable tax rate: 6%, 13% or 16%).
On April 4, 2018, the Ministry of Finance and the State Administration of Taxation issued the Notice on Adjustment of VAT Rates, which came into effect on May 1, 2018. According to the abovementioned notice, for general VAT payers’ sales activities previously subject to VAT rates of 17%, the applicable VAT rate was adjusted to 16% starting from May 1, 2018.
On March 20, 2019, the Ministry of Finance, the State Administration of Taxation and the General Administration of Customs issued the Announcement on Policies for Deepening the VAT Reform, or Announcement 39, which came into effect on April 2019, to further slash VAT rates. According to Announcement 39, for general VAT payers’ sales activities previously subject to VAT at an existing applicable rate of 16%, the applicable VAT rate was adjusted to 13%.
VAT is reported as a deduction to revenue when incurred and amounted to RMB 810,200,790, RMB 792,753,015 and RMB 201,297,527 (US$ 30,850,196) for the years ended December 31, 2018, 2019 and 2020, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Output VAT receivable net of input VAT payable is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.
Income taxes
The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that more-likely-than not to be realized upon ultimate settlement. The Company’s estimated liability for unrecognized tax benefits which is included in the income tax payable in the consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income. The Company did not recognize any income tax due to uncertain tax position nor incurred any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2018, 2019 and 2020.
Segment information
In accordance with ASC 280
Segment Reporting
(“ASC 280”), the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company had two reportable segments in 2019, consisting of installment credit services and transaction services. In 2020, the Company changed its operating segments to installment credit services and
e-commerce
sales services. Transaction services was combined with the installment credit services segment as the transaction amounts were substantially decreased in 2020 response to
COVID-19.
The corresponding information for earlier periods has been restated. No geographical segments are presented as the Company generates substantially all of its revenues in the PRC.
Fair value measurements of financial instruments
The fair value of cash and cash equivalents, restricted cash and cash equivalent, time deposits, short-term investments, loan principal and financing service fee receivables, finance lease receivables, other receivables (as defined in Note 5), borrowings, guarantee liabilities and risk assurance liabilities in current assets and liabilities are measured at fair value or approximate their respective fair value because of their short maturities. The carrying amount of the long-term loan principal and financing service fee receivables, long-term finance lease receivables, and long-term borrowings, approximate their fair values due to the fact that the related interest rates approximate rates currently offered by Funding Partners for similar debt instruments of comparable maturities. The fair value of the convertible senior notes as of December 31, 2019 and 2020 were 1,796 million and RMB 627 million (US$ 96 million), respectively.
Fair value of guarantee liabilities
The fair value of the guarantee liabilities was estimated using a discounted cash flow model based on expected payouts from the arrangement with the Funding Partners. The Company estimates its expected future payouts based on estimates of expected delinquency rate and a discount rate for time value.
Fair value measurements
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

•
Level
2-Include
observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data

•	Level 3-Unobservable inputs which are supported by little or no market activity

Earnings per share
Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period and year presented.
Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares.
The dilutive effect from the conversion of convertible senior notes is reflected in diluted EPS using the if-converted
method and the dilutive effect of share options is reflected in diluted EPS using the treasury stock method.
Share-based payments
Share-based payment transactions with employees and independent directors, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the accelerated recognition method, over the applicable vesting period for each separately vesting portion of the award. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up
adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods.
A change in any of the terms or conditions of share options is accounted for as a modification of share options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.
Prior to January 1, 2019, the Company accounts for share options issued to non-employees
in accordance with the provisions of ASC
505-50,
Equity: Equity-based Payments to
Non-Employees
. The Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees
at each vesting date to determine the appropriate charge to share-based compensation. Subsequent to January 1, 2019, ASC 718 requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item. The cumulative effect of this accounting change is immaterial.
Convenience translation for financial statements presentation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB 6.5250 per US$1.00 on December 31, 2020, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted into US$ at such rate.
Investment in equity method investee
The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The cost of the investment over the proportional fair value of the assets and liabilities of the investee is reflected in the Company’s memo accounts as “equity method goodwill”. The equity method goodwill is not subsequently amortized and is not tested for impairment under ASC 350. Equity method investments shall continue to be reviewed for impairment in accordance with paragraph ASC
323-10-35-32.
The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. Equity method adjustments include the company’s proportionate share of investee income or loss and other adjustments required by the equity method.
The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earning trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.
Significant risks and uncertainties
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized Funding Partners at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.
Concentration of credit risk
Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, guarantee deposits, short-term investment, loan principal and financing service fee receivables, finance lease receivables and other receivables.
The Company places its cash and cash equivalents and short-term investments, with reputable Funding Partners that have high-credit ratings and quality. There has been no recent history of default in relation to these Funding Partners.
The Company manages credit risk of loan principal and financing service fee receivables by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances.
No borrower represented 10% or more of total revenues and loan receivable and financing service fee receivable for the years ended December 31, 2018, 2019 and 2020.

Borrower default risk
Financial assets that potentially expose the Company to borrower default risk consist primarily of loan principal and financing service fee receivables, finance lease receivables, and contract assets.
Besides, the Company enters into guarantee arrangements with Funding Partners to facilitate borrowing transactions, under which the Company provides the Funding Partners protection against the borrower default risk on a set of loans invested by them. The Company will have to perform the guarantee obligation if a default event as defined under the contract occurs. The contractual or notional amounts of these liabilities represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions.
The Company manages borrower default risk on their payment for loan principal and financing service fee receivables, and finance lease receivables by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances.
The Company manages borrower default risk of guarantee liabilities and risk assurance liabilities through self-developed risk management model. The rating scale of risk management model takes into account factors such as identity characteristics, credit history, payment overdue history, payment capacity, behavioral characteristics and online social network activity.
Interest rate risk
The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.
Business and economic risk
The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth and risks related to outbreaks of epidemics, such as
COVID-19.
The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Impact of
COVID-19
During the year ended December 31, 2020, the Company’s operations was affected by the
COVID-19
pandemic. The Company’s revenues generated from installment credit services declined compared to the prior period due to the reduction in transaction volume to mitigate risk exposures from
COVID-19.
The Company also provided additional credit losses for loan principal and financing service fee receivables, finance lease receivables and other current and non-current
assets, provided additional constraint on the variable considerations for loan facilitation income, transaction service fees and other related income, and recorded its share of losses from investments in equity method investees and recognized impairment charges on its investments in equity method investees in the year ended December 31, 2020, due to the impact of
COVID-19
and other factors.
There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of
COVID-19,
possibility of a second wave in China, the development and progress of distribution of
COVID-19
vaccine and other medical treatment, the potential change in customer behavior, especially on internet usage due to the prolonged impact of
COVID-19,
the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition especially for small, medium enterprises, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including short-term investment, the allowance for loan principal and financing service fee receivables, allowance for finance lease receivables, allowance for contract assets, allowance for other current and non-current
assets, long-term investments, investment in equity method investee require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods.
Comparative Information
Certain items in the consolidated financial statements are reclassified to conform with the current year’s presentation to facilitate comparison.
Recently Adopted Accounting Pronouncements
Credit Losses
On January 1, 2020, the Company adopted ASC 326, using the modified retrospective transition method. Upon adoption, the Company changed its impairment model to utilize a CECL model in place of the incurred loss methodology for financial instruments measured at amortized cost. The adoption of ASC 326 had a material impact on the allowance for loan principal and financing service fee receivables, the allowance for financing lease receivables and risk assurance liabilities. The Company recorded an
RMB 47 million (US$ 7 million) increase to the allowance for loan principal and financing service fee receivables and an RMB 1,093 million (US$ 168 million) increase to risk assurance liabilities. After adjusting for deferred taxes, an RMB 975 million (US$ 149 million) decrease was recorded in retained earnings through a cumulative-effect adjustment.
In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU
2018-13,
Fair Value Measurement (ASC 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The Company has adopted this guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU
2019-01,
Financial services – Depository and lending (ASC 942)
, which provides incremental industry-specific accounting and reporting guidance for depository and lending financial institutions and applies to finance companies. With the issuance of ASU
2019-01,
the FASB clarified that lessors in the scope of ASC 942 must classify principal payments received under sales-type and direct financing leases in investing activities in the statement of cash flows. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The Company reclassified cash flows from sales-type leases from operating to investing activities. For the year ended December 31, 2020, total cash originations and cash receipts from sales-type leases were RMB nil million and RMB 274 million (US$ 42 million), respectively.
Recent Accounting Pronouncements: Issued but not effective
In January 2020, the FASB issued ASU No. 2020-01, Investments –
Equity Securities
(Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) – Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force) (“ASU 2020-01”), which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the of adoption of ASU 2020-01 on its consolidated financial statements and related disclosure.
In August 2020, the FASB issued ASU No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share
(EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted
method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Company’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company is currently in the process of evaluating the impact of adopting ASU 2020-06 on its consolidated financial statements and related disclosure.